Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of operations and comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate. The portion of the income or loss applicable to noncontrolling interest in subsidiaries is reflected in the consolidated statements of operations and comprehensive loss.

Discontinued operations

Discontinued operations

On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Tiandihui and it entered into bankruptcy proceedings. On December 27, 2023, the court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023.

In addition, on June 7, 2024, the Company sold its 51% equity interest in Far Ling’s Inc. and 100% equity interest in Bo Ling’s Chinese Restaurant, Inc., to third parties. As a result, the Company discontinued its restaurant business and started to focus on owning, operating and managing commercial real estate properties in the PRC going forward.

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations (see Note 4).

Reclassifications

Reclassifications

In connection with the discontinued operations of a business, certain prior-year amounts have been reclassified for consistency with the current-year presentation. These reclassifications had no effect on the reported results of operations. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2023, while results of operations related to the discontinued operations, including comparatives, were reported as losses from discontinued operations for the years ended December 31, 2024 and 2023. Certain prior-year balance sheet accounts have been reclassified to conform to the current-year presentation.

Liquidity and Capital Resources

Liquidity and Capital Resources

The Company's consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The Company discontinued its restaurant business segment in 2024 and shifted its focus to owning, operating and managing commercial real estate projects. Revenue from the Company's commercial real estate segment increased by approximately $0.69 million in 2025 as compared to 2024. However, the Company's loss from continuing operations was approximately $1.83 million in 2025, and net cash used in operating activities was approximately $1.78 million. For the year ended December 31, 2025, the Company reported net income of approximately $1.78 million, which was primarily attributable to non-operating investment income; excluding such investment income, the Company would have reported a net loss for the year. Currently, the Company's revenue is substantially generated from the commercial real estate management business. The Company's business turnaround depends, in part, on its ability to successfully obtain and lease new properties. If the Company is not able to effectively manage, lease and acquire new properties that successfully generate revenue, the Company may not be able to grow and maintain its business as anticipated, and its revenue may decline and its future business, financial condition and results of operations may be materially adversely affected.

In assessing its liquidity, management monitors and analyzes the Company's cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of December 31, 2025, the Company had total current assets of $34.11 million, primarily consisting of cash balance of approximately $19.16 million and short-term investment of approximately $14.53 million, which is highly liquid and can be used to support the Company’s future capital expenditure requirement if needed.

As of December 31, 2025, the Company’s total current liabilities amounted to approximately $6.71 million, primarily consisting of accrued expenses and other current liabilities of approximately $5.14 million, due to related parties of approximately $0.3 million and current portion of operating lease liabilities of $0.92 million.

As a result, the Company had approximately $27.4 million working capital as of December 31, 2025.

During the year ended December 31, 2025, the Company's operating activities and financing activities both used cash, and liquidity was primarily supported by net proceeds from its short-term investment portfolio. Net cash used in operating activities was approximately $1.78 million and net cash used in financing activities was approximately $1.05 million, while investing activities provided net cash of approximately $6.24 million, driven by net proceeds from sales of short-term investments. The Company's short-term investment balance of approximately $14.53 million as of December 31, 2025 is highly liquid, and the Company expects to continue using this portfolio, together with cash on hand, to fund its operating and capital expenditure requirements. Going forward, the Company intends to improve its liquidity through improving business profitability and generating cash flow from operations, and may also raise capital from outside investors. The Company's expectation, therefore, is that it will seek to access the capital markets in both the U.S. and China to obtain funds as needed. At the present time, however, the Company does not have commitments of funds from any third party.

The Company believes that its current cash, cash equivalents and short-term investments will be sufficient to meet its working capital needs for the next 12 months from the date the audited financial statements were issued.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States Dollar (“$”), which is the reporting currency of the Company. The functional currency of TDH Holdings, TDH HK, TDH Foods, TDH Income Corporation, Ruby21Noland LLC, HARDEES2470 LLC, Vigour Management Limited, Hengzhuo Investment Limited, and TDH Foods Limited is the United States Dollar. The functional currency of the functional currency of our subsidiaries located in China, is Renminbi (“RMB”). The functional currency of TDH Group BVBA is Euro (“€”).

For the subsidiaries whose functional currencies are RMB and Euro, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations.

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2025	7.0288	7.1429
Year ended December 31, 2024	7.1884	7.1217

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2025	0.8535	0.8822
Year ended December 31, 2024	0.9552	0.9503

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for credit losses, estimates use in lease accounting and income taxes including the valuation allowance for deferred tax assets. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on hand, cash in time deposits and highly liquid investments purchased with original maturities of three months or less. These deposits were insured per the PRC’s new Deposit Insurance Regulation for up to RMB500,000 for one bank.

Restricted cash consists of bank accounts frozen due to specific litigations. The restriction on the use of such cash is imposed by the banks pursuant to court orders and remains effective until the court’s freezing orders are resolved. See Note 14 for details on specific contingencies. Restricted cash is classified as a current asset on the Company’s consolidated balance sheets, as all such balances are expected to be released and become unrestricted cash within 12 months from December 31, 2025, subject to the satisfaction of relevant legal procedures or court rulings.

Short-term Investments

Short-term Investments

During the years ended December 31, 2023, 2024 and 2025, TDH Holdings invested in equity securities of certain publicly listed companies through various open market transactions. The investments in marketable securities are managed and operated by an asset management company. Pursuant to the investment management agreement, the Manager is entitled to a performance fee equal to 25% of total realized gains for each applicable period. In addition, for the year ended December 31, 2023, 2024 and 2025, if the total return on the invested principal exceeds 20%, the Manager is entitled to an additional special bonus equal to 70% of realized gains generated above 120% of the principal invested.

For the years ended December 31, 2025, 2024 and 2023, net  realized gains (losses) amounted to $10,801,316, $6,671,948 and $(2,644,576), respectively, and performance fees incurred were $6,269,787, $2,860,609 and $0, respectively.

TDH Holdings’ investments in marketable securities are accounted for pursuant to ASC 321 and reported at their readily determinable fair value as quoted by market exchanges in the consolidated balance sheets with change in fair value recognized in earnings. Gains and losses on marketable securities are as follows:

	For the Years Ended December 31,
In millions of USD	2025	2024	2023
Net gains (losses) during the period on marketable securities(1)	$10.80	$6.67	$(2.64)
Less: Realized net gains (losses) on marketable securities	7.47	6.23	0.44
Unrealized gains (losses) on marketable securities	3.33	0.44	(3.08)
(1)	Included in “investment income” in the accompanying consolidated statements of operations and comprehensive loss.

Business Combination

Business Combination

In April 2024, the Company acquired a 60% equity interest of Beijing Jingshi Commercial Management Co., Ltd. In November 2024, the Company acquired a 90% equity interest of Vigour Management Limited (see Note 3).

Business combination is accounted for under the purchase method of accounting. Under the purchase method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the statement of operations from the date of acquisition.

Non-controlling interest

Non-controlling Interest

Non-controlling interests represent minority shareholders’ 40% ownership interest in Beijing Jingshi and 10% ownership interest in Vigour Management Limited as of December 31, 2025. The non-controlling interests are presented in the consolidated balance sheets separately from equity attributable to the shareholders of the Company and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Company.

Current Expected Credit Losses

Current Expected Credit Losses

On January 1, 2020, the Company adopted FASB Accounting Standards Update (ASU) 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (ASC Topic 326) and its amendments using the modified retrospective approach. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326, while prior period amounts are not adjusted. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

Rental receivables arising from the Company's operating sublease arrangements are accounted for under ASC Topic 842, Leases, and are excluded from the scope of ASC Topic 326 pursuant to ASC 326-20-15-3(g). The Company assesses the collectability of rental receivables at the individual tenant level at each reporting date. Given the Company's practice of collecting two to three months' rent in advance from all tenants, outstanding rental receivable balances are structurally minimal and fully covered by advance deposits held at all times. Collectability of lease payments for all active tenants is assessed as probable and no allowance has been recorded as of December 31, 2025 and 2024.

Other receivables, consisting primarily of security deposits paid to landlords, are financial assets measured at amortized cost and are within the scope of ASC Topic 326. Security deposits are assessed individually based on each landlord's creditworthiness, current conditions, and the Company's ongoing monitoring of collectability.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is calculated based on their cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 years

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

Impairment of Long- lived Assets and Goodwill

Impairment of Long- lived Assets and Goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. Long-lived assets are assets that are expected to provide economic benefits over a period greater than one year and are not intended for sale in the ordinary course of business; the Company's long-lived assets include property, plant and equipment (PP&E), intangibles, and operating lease right-of-use (ROU) assets. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded impairment loss on long-lived assets other than goodwill of $0, $0 and $1,964 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s goodwill is tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. In testing for goodwill impairment, the Company compares the fair value of its reporting unit to its carrying value including the goodwill of that unit. If the carrying value, including goodwill, exceeds the reporting unit’s fair value, the Company will recognize an impairment loss for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. Given the Company’s net loss position, the Company recorded impairment of goodwill of $0, $325,832 and $0 for the years ended December 31, 2025, 2024 and 2023, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investment under the measurement alternative method and equity method on other-than-temporary basis, intangible assets and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

For certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, inventories, prepayments and other current assets, accounts payable, advances from customers, taxes payable, bank overdrafts, short-term loans and other current liabilities, the carrying amounts approximate their fair values due to the short maturities. The fair value of the Company’s investments in the equity securities of publicly listed companies are measured using quoted market prices.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2025	$14,531,930	-	-	14,531,930
As of December 31, 2024	$12,952,597	-	-	12,952,597

Lease

Lease

On January 1, 2019, the Company adopted ASU 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

Payments made under operating leases are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease period. The Company does not have finance lease arrangements as of December 31, 2025 and 2024. See Note 13 for further discussion.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the sum of the weighted average number of common shares outstanding and dilutive potential common shares during the period. Potentially dilutive common shares consist of common shares warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. There were no diluted shares for the years ended December 31, 2025, 2024 and 2023.

Revenue Recognition

Revenue Recognition

Lease revenue

The Company recognizes lease revenue under ASC 842, Leases, and all the lease contracts are operating leases. The Company has elected to exclude from revenue and expenses sales taxes and other similar taxes collected from its tenants. Under the commercial real estate business lines, the Company entered into property management agreements with the property owners, pursuant to which the Company leases the commercial real estate properties (primarily office space) directly from the property owners and is obligated to make monthly lease payment to the property owners regardless of whether the leased commercial property is subsequently rented out or not to subtenants. The Company then subleases those properties to subtenants, for which it selects qualified subtenants, negotiates and establishes rental terms and pricing, collects rental payments, resolves disputes, and bears the credit risk of rental fee collection. The Company believes it serves as a principal in these arrangements and accordingly records rental fees collected from subtenants on a gross basis.

Revenue under the commercial real estate business line consists of two components:

Lease revenue represents the fixed rental fees charged to subtenants for the right to use the leased properties. This revenue is recognized on a straight-line basis over the lease term in accordance with ASC 842.

Property management fee revenue represents fees charged to subtenants for property management services, including tenant coordination, maintenance oversight, and related services. Although these fees are contractually separate from the base rent, the Company has elected the practical expedient under ASC 842 to combine the lease and non-lease components and account for the combined arrangement as a single operating lease, as the lease component is predominant. Accordingly, property management fee revenue is also recognized on a straight-line basis over the lease term consistent with the lease revenue component.

Prior to moving into the property, subtenants are generally required to provide the Company with a rental retainer equal to approximately two months of rental fees. Pursuant to the terms of the rental agreements, the retainer may be applied against the subtenant's unpaid balance of rental or other fees. The rental retainer received from subtenants is recorded as a liability within other current liabilities on the consolidated balance sheets, as it represents an obligation to return the deposit upon lease termination or to apply it against any unpaid rental or other fees owed by the subtenant. The retainer is derecognized from the liability when applied to the subtenant's unpaid balance or refunded upon lease expiration. For the years ended December 31, 2025 and 2024, the Company recognized total lease revenue of $1,251,259 and $563,726, respectively, from its commercial real estate property management business.

Future lease collections generated from contracts already signed with customers for the following five years as of December 31, 2025 were as follows:

As of December 31, 2025
2026	$1,232,810
2027	557,960
2028	76,840
2029	-
2030 and threafter	-
Total	$1,867,610

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 12 for information regarding revenue disaggregation by product lines, marketing channels and geographical regions.

Contract liabilities are presented as deferred lease revenue on the consolidated balance sheets, which represents advance lease payments received from subtenants prior to the commencement of the related lease period. These amounts are recognized as lease revenue on a straight-line basis over the lease term as the Company satisfies its obligation to provide the subtenant with the right to use the leased property during the corresponding period. As of December 31, 2025 and 2024, the Company recorded contract liabilities of $255,383 and $183,173, respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2025, 2024 and 2023, the Company recognized $1,188,848, $512,156 and $0 of contract liabilities as revenue, respectively.

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of operations and comprehensive loss when cash is received and the relevant performance criteria specified in the grant are met.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Selling expense amounted to $49,583, $0 and $22 for the years ended December 31, 2025, 2024 and 2023, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Components of comprehensive income (loss) include net income (loss) and foreign currency translation adjustment. As of December 31, 2025, 2024 and 2023, the only component of accumulated other comprehensive income (loss) was foreign currency translation adjustment.

Loss Contingencies

Loss Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of possible loss, if material, in the notes to the consolidated financial statements.

The Company reviews the developments in contingencies that could affect the amount of the provisions that has been previously recorded, and the matters and related possible losses disclosed. The Company makes adjustments to provisions and changes to its disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment as of December 31, 2025 (see Note 12).

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, that requires disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker and included within each reported measure of segment profit or loss. The standard also requires disclosure of the composition of other segment items included in the measure of segment profit or loss that are not separately disclosed. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, that requires presentation of specific categories of reconciling items, as well as reconciling items that meet a quantitative threshold, in the reconciliation between the income tax provision and the income tax provision using statutory tax rates. The standard also requires disclosure of income taxes paid disaggregated by jurisdiction with separate disclosure of income taxes paid to individual jurisdictions that meet a quantitative threshold. The amendments in this accounting standard are effective for fiscal years beginning after December 15, 2024, on a prospective basis. Early adoption and retrospective application are permitted. The adoption of this accounting standard did not have an impact on our Consolidated Financial Statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, that requires disclosure of the amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense line item on the income statement. The standard also requires a qualitative description of other amounts included in each relevant expense line item on the income statement that are not separately disclosed. In addition, entities are required to disclose the nature and amount of selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted. We do not expect the adoption of this accounting standard to have an impact on our Consolidated Financial Statements but will require certain additional disclosures.